Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
Outstanding, January 1, 2022	542,828	51.33	25.80	8.88	206
Granted	146,240	28.33	19.82
Exercised	(5,000)	22.19
Forfeited/Cancelled	(119,192)	59.22
Outstanding, December 31, 2022	564,876	43.96	21.45	8.48	587
Vested and expected to vest at December 31, 2022	541,624	43.71	21.70	8.46	570
Exercisable as of December 31, 2022	149,128	54.42	30.93	7.04	196

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2022 was as follows:

	Number of shares	Weighted average grant date fair value
Outstanding, January 1, 2022	1,290,159	55.34
Granted	1,734,540	33.46
Vested	(404,930)	60.52
Forfeited/Cancelled	(330,509)	40.20
Outstanding, December 31, 2022	2,289,260	34.22
Expected to vest, December 31, 2022	1,769,765	34.30

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2020	2021	2022
Fair value of ordinary share	US$77.32-US$94.46	US$31.06-US$119.82	US$28.76-US$39.35
Risk-free interest rates	0.62%-1.92%	1.09%-1.62%	1.52%-3.91%
Expected exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected volatility	52%-53%	51%-52%	52%-54%
Expected dividend yield	1.00%	1.00%	1.00%
Weighted average fair value per option granted	US$30.00 - US$44.69	US$10.51-US$60.83	US$3.83-US$21.32

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	21,372	23,142	8,608	1,248
Sales and marketing expenses	40,103	46,823	38,317	5,555
General and administrative expenses	55,868	48,803	53,209	7,715
Product development expenses	93,863	87,292	68,756	9,969
	211,206	206,060	168,890	24,487